Voya Index Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.7%
845,118	Invesco Senior Loan ETF	$19,091,216	2.0
224,570	iShares 1-3 Year Treasury Bond ETF	19,048,027	1.9
661,918	Schwab U.S. TIPS ETF	37,570,466	3.8
165,079	Vanguard Global ex-U.S. Real Estate ETF	9,671,979	1.0
103,634	Vanguard Real Estate ETF	9,663,870	1.0

	Total Exchange-Traded Funds
	(Cost $92,945,661)	95,045,558	9.7

MUTUAL FUNDS: 90.0%
	Affiliated Investment Companies: 90.0%
5,372,226	Voya Emerging Markets Index Portfolio - Class P2	59,524,262	6.1
20,034,300	Voya International Index Portfolio - Class P2	198,740,260	20.2
3,063,416	Voya Russell Mid Cap Index Portfolio - Class P2	39,395,527	4.0
1,504,954	Voya Russell Small Cap Index Portfolio - Class P2	19,775,090	2.0
10,602,938	Voya U.S. Bond Index Portfolio - Class P2	116,314,230	11.8
28,569,612	Voya U.S. Stock Index Portfolio - Class P2	452,256,955	45.9

	Total Mutual Funds
	(Cost $865,187,490)	886,006,324	90.0

	Total Investments in Securities (Cost $958,133,151)	$981,051,882	99.7
	Assets in Excess of Other Liabilities	3,277,316	0.3
	Net Assets	$984,329,198	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$95,045,558	$–	$–	$95,045,558
Mutual Funds	886,006,324	–	–	886,006,324
Total Investments, at fair value	$981,051,882	$–	$–	$981,051,882
Other Financial Instruments+
Futures	457,408	–	–	457,408
Total Assets	$981,509,290	$–	$–	$981,509,290

Voya Index Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Liabilities Table
Other Financial Instruments+
Futures	$(641,162)	$–	$–	$(641,162)
Total Liabilities	$(641,162)	$–	$–	$(641,162)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$60,756,882	$18,505,830	$(20,532,180)	$793,730	$59,524,262	$1,264,854	$1,972,197	$-
Voya International Index Portfolio - Class P2	159,717,275	41,161,730	(18,312,988)	16,174,243	198,740,260	5,531,820	(144,128)	-
Voya Russell Mid Cap Index Portfolio - Class P2	38,202,531	12,743,288	(12,880,538)	1,330,246	39,395,527	545,247	(343,467)	6,145,180
Voya Russell Small Cap Index Portfolio - Class P2	15,253,590	5,871,286	(1,540,327)	190,541	19,775,090	197,658	(101,954)	1,905,643
Voya U.S. Bond Index Portfolio - Class P2	114,047,195	47,426,229	(52,106,771)	6,947,577	116,314,230	2,361,599	513,454	-
Voya U.S. Stock Index Portfolio - Class P2	318,106,836	140,083,362	(42,169,506)	36,236,263	452,256,955	1,191,878	7,167,638	24,007,819
	$706,084,309	$265,791,725	$(147,542,310)	$61,672,600	$886,006,324	$11,093,056	$9,063,740	$32,058,642

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2019, the following futures contracts were outstanding for Voya Index Solution 2035 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	189	12/20/19	$14,411,250	$(424,704)
S&P 500® E-Mini	98	12/20/19	14,594,650	(143,756)
U.S. Treasury Ultra Long Bond	53	12/19/19	10,171,031	254,927
			$39,176,931	$(313,533)
Short Contracts:
Mini MSCI EAFE Index	(208)	12/20/19	(19,743,360)	20,900
Mini MSCI Emerging Markets Index	(196)	12/20/19	(9,818,620)	181,581
U.S. Treasury 10-Year Note	(76)	12/19/19	(9,903,750)	(72,702)
			$(39,465,730)	$129,779

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $963,755,064.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$33,454,173
Gross Unrealized Depreciation	(16,341,109)
Net Unrealized Appreciation	$17,113,064